Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	$ (32,319)	$ (36,750)	$ (31,873)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Fair value change on forward exchange derivatives	58	(84)	(135)
(Loss)/profit from operations	(776)	(6,094)	112
Net finance costs	(1,111)	(1,489)	(1,531)
Loss before taxation	(1,234)	(6,600)	(340)
Income tax (expense)/benefit	(7,210)	(6,447)	(7,077)
Loss after taxation	(1,138)	(5,763)	(606)
Balance sheet movement
Trade and other payables	116	27	1,086
Cash flow statement
Loss before taxation	(1,234)	(6,600)	(340)
Adjustments for:
Fair value change on forward exchange derivatives	(58)	84	135
(Settlement of)/proceeds from cash management related instruments	195	361	331
Net finance costs	1,111	1,489	1,531
Changes in assets and liabilities:
Trade and other payables	(116)	(27)	(1,086)
Net operating cash flows	18,692	20,665	18,701
Net investing cash flows	(13,350)	(8,762)	(13,065)
Net (decrease)/increase in cash and cash equivalents	(629)	234	(4,679)
Samarco dam failure [member]
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(211)	(139)	(103)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(659)	(2,833)	(256)
Fair value change on forward exchange derivatives	414	(199)	471
(Loss)/profit from operations	(456)	(3,171)	112
Net finance costs	(458)	(506)	(452)
Loss before taxation	(914)	(3,677)	(340)
Income tax (expense)/benefit		(85)	17
Loss after taxation	(914)	(3,762)	(323)
Balance sheet movement
Other financial assets/(liabilities)	441	(280)	337
Trade and other payables	29	(4)	(6)
Tax liabilities		(85)	17
Provisions	656	(2,824)	(260)
Net decrease/(increase) in liabilities	1,126	(3,193)	88
Cash flow statement
Loss before taxation	(914)	(3,677)	(340)
Adjustments for:
Samarco dam failure provision	659	2,833	256
Fair value change on forward exchange derivatives	(414)	199	(471)
(Settlement of)/proceeds from cash management related instruments	(17)	218	134
Net finance costs	458	506	452
Changes in assets and liabilities:
Trade and other payables	(29)	4	6
Net operating cash flows	(257)	83	37
Net investment and funding of equity accounted investments	(1,773)	(640)	(448)
Net investing cash flows	(1,773)	(640)	(448)
Net (decrease)/increase in cash and cash equivalents	$ (2,030)	$ (557)	$ (411)